Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

	2022		2021		2022	2021
	U.S. Denominated Facilities				Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US$	—	US$	—	$1,333	$1,333
U.S. Real Estate Credit Facility		704		704	954	890
	US$	704	US$	704	$2,287	$2,223

Long-Term Debt
Senior Credit Facility	US$	44,000	US$	118,000	$59,620	$149,206
Canadian Real Estate Credit Facility		—		—	16,334	17,667
U.S. Real Estate Credit Facility		8,389		9,093	11,368	11,498
Unsecured Senior Notes:
7.125% senior notes due 2026		347,765		347,765	471,225	439,735
6.875% senior notes due 2029		400,000		400,000	542,004	505,784
	US$	800,154	US$	874,858	1,100,551	1,123,890
Less net unamortized debt issue costs					(14,581)	(17,096)
					$1,085,970	$1,106,794

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2020	$95,041	$1,141,638	$—	$13,370	$(12,943)	$1,237,106
Changes from financing cash flows:
Proceeds from unsecured senior notes	—	482,064	—	—	—	482,064
Proceeds from Senior Credit Facility	194,277	—	—	—	—	194,277
Proceeds from Real Estate Credit Facility	—	—	20,000	—	—	20,000
Repayment of unsecured senior notes	—	(676,058)	—	—	—	(676,058)
Repayment of Senior Credit Facility	(146,930)	—	—	—	—	(146,930)
Repayment of Real Estate Credit Facility	—	—	(1,000)	(883)	—	(1,883)
Payment of debt issue costs	—	—	—	—	(9,450)	(9,450)
Non-cash changes:
Loss on redemption and repurchase of unsecured senior notes	—	9,520	—	—	—	9,520
Amortization of debt issue costs	—	—	—	—	8,720	8,720
Original issue discount	—	3,628	—	—	(3,427)	201
Foreign exchange	6,818	(15,273)	—	(99)	4	(8,550)
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017
Current	—	—	1,333	890	—	2,223
Long-term	149,206	945,519	17,667	11,498	(17,096)	1,106,794
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017
Changes from financing cash flows:
Proceeds from Senior Credit Facility	144,889	—	—	—	—	144,889
Repayment of Senior Credit Facility	(248,500)	—	—	—	—	(248,500)
Repayment of Real Estate Credit Facility	—	—	(1,333)	(916)	—	(2,249)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	2,528	2,528
Foreign exchange	14,025	67,710	—	850	(13)	82,572
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$(14,581)	$1,088,257
Current	—	—	1,333	954	—	2,287
Long-term	59,620	1,013,229	16,334	11,368	(14,581)	1,085,970
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$(14,581)	$1,088,257

Long-Term Debt Obligations	Precision’s c u rrent and long-term debt obligations at December 31, 2022 will mature as follows:

2023	$2,287
2024	2,287
2025	71,367
2026	484,893
Thereafter	542,004
$1,102,838

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants
At December 31, 2022, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facilities and unsecured senior notes.

	Covenant	At December 31, 2022
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA (1)	≤ 2.50	0.22
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	4.80

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	4.80

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	3.62
(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.